Investments in associates and joint ventures (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Jointly Controlled by Banco Santander - Total assets	R$ 15,623,855	R$ 14,064,120
Jointly Controlled by Banco Santander -Total liabilities	15,303,124	13,920,211
Total Income Jointly Controlled By Banco Santander	322,033	212,081
Banco RCI Brasil S.A. - Total assets	14,406,307	12,806,942
Banco RCI Brasil S.A. -Total liabilities	14,060,196	12,663,035
Total Income Banco RCI Brasil S.A	346,111	239,839
Estruturadora Brasileira de Projetos S.A. - EBP - Total assets	3,889	1,784
Estruturadora Brasileira de Projetos S.A. - EBP -Total liabilities	3,876	1,783
Total Income Estruturadora Brasileira De Projetos Sa Ebp	369	1
Gestora de Inteligencia de Credito - Total assets	1,213,660	1,255,393
Gestora de Inteligencia de Credito -Total liabilities	1,239,052	1,255,393
Total Income Gestora De Inteligncia De Crdito	(24,447)	(27,759)
Jointly Controlled by Santander Corretora de Seguros - Total assets	3,169,143	3,003,077
Jointly Controlled by Santander Corretora de Seguros -Total liabilities	3,184,741	3,034,120
Total Income Jointly Controlled by Santander Corretora de Seguros	(45,238)	(31,043)
Tecnologia Bancaria S.A. - TECBAN - Total assets	2,836,231	2,752,924
Tecnologia Bancaria S.A. - TECBAN -Total liabilities	2,797,987	2,755,450
Total Income Tecnologia Bancaria S.A. - TECBAN	8,603	(2,526)
Hyundai Corretora de Seguros Ltda. - Total assets	11,069	7,152
Hyundai Corretora de Seguros Ltda. -Total liabilities	8,676	5,753
Total Income Hyundai Corretora de Seguros Ltda	2,393	1,399
CSD Central de Servicos de Registro e Deposito aos Mercados Financeiro e de Capitais S.A -- Total assets	279,750	211,773
CSD Central de Servicos de Registro e Deposito aos Mercados Financeiro e de Capitais S.A -Total liabilities	295,046	211,538
Total Income CSD Central de Servicos de Registro e Deposito aos Mercados Financeiro e de Capitais S.A	(15,295)	235
BIOMAS Servicos Ambientais, Restauracao e Carbono S.A. -Total assets	42,093	31,228
BIOMAS Servicos Ambientais, Restauracao e Carbono S.A.-Total liabilities	83,032	61,379
Total Income BIOMAS Servicos Ambientais, Restauracao e Carbono S.A.	(40,939)	(30,151)
Significant Influence of Banco Santander - Total assets	11,271,921	11,442,660
Significant Influence of Banco Santander -Total liabilities	9,932,267	10,558,737
Total Income Significant Influence of Banco Santander	1,260,785	883,923
Nuclea S.A. - Total assets	2,164,151	2,779,787
Nuclea S.A. -Total liabilities	1,524,528	2,212,634
Total Income Nuclea S.A.	633,822	567,153
Pluxee Beneficios Brasil S.A. - Total assets	8,419,988
Pluxee Beneficios Brasil S.A. -Total liabilities	7,792,935
Total Income Pluxee Beneficios Brasil S.A.	553,985
Santander Auto S.A. - Total assets	687,782	422,852
Santander Auto S.A. -Total liabilities	614,804	371,276
Total Income Santander Auto Sa	72,978	51,576
Significant Influence of Corretora de Seguros -Total assets	846,681	634,889
Significant Influence of Corretora de Seguros -Total liabilities	614,883	510,446
Total Income Significant Influence of Corretora de Seguros	226,950	124,443
Webmotors S.A. - Total assets	846,681	634,889
Webmotors S.A. -Total liabilities	614,883	510,446
Total Income Webmotors Sa	226,950	124,443
Total assets	30,911,600	29,144,746
Total liabilities	29,035,015	28,023,514
Total Income	R$ 1,764,530	R$ 1,189,405